Commitments and Contingencies (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended			1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014 Sanofi-Aventis SA [Member]	Jun. 30, 2013 Sanofi-Aventis SA [Member]	Dec. 31, 2013 Sanofi-Aventis SA [Member]	Nov. 14, 2011 Deerfield Promissory Notes [Member]	Apr. 05, 2011 Deerfield Promissory Notes [Member]	Mar. 15, 2011 Deerfield Promissory Notes [Member]	Apr. 30, 2012 Deerfield Promissory Notes [Member]
Commitments and Contingencies
Debt Instrument, Face Amount											$ 20,000,000		$ 20,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												480,000
Warrants, Term													6 years
Repayments of Long-term Debt, Total			0	2,500,000	2,500,000	393,000	7,564,000					7,600,000
Debt Instrument, Interest Rate, Stated Percentage													8.50%
Percentage of principle amount due in year one													10.00%
Percentage of principle amount due in year two													15.00%
Percentage of principle amount due on each of the next three anniversaries													25.00%
Principle amount repayment percentage													110.00%
Royalty revenue	0	0	0	1,424,000	1,424,000	4,750,000	3,585,000	15,700,000	16,700,000
Debt Instrument, Cash Discount													3,000,000
Accrued Royalties											5,000,000			3,000,000
Long-term Debt, Gross											10,000,000
Repayments of Debt						2,500,000
Gains (Losses) on Extinguishment of Debt, Total			0	1,860,000	1,860,000	0	0
Debt Instrument, Fee Amount													500,000
Warrants To Purchase Common Stock													6,000,000
Warrants, Exercise Price													$ 1.57
Adjustments to Additional Paid in Capital, Warrant Issued													5,500,000
Debt Instrument, Unamortized Discount													9,000,000
Extinguishment of Debt, Amount						7,500,000					10,000,000
Debt Instrument, Periodic Payment, Principal											2,500,000
Debt Instrument Periodic Payment Number of Years											4 years
Warrants, Adjusted Exercise Price														$ 1.25
Operating Leases, Rent Expense					210,000	203,000	214,000
Accrued Royalties, Current								$ 2,400,000		$ 3,100,000